INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure
Schedule of income (loss) before income taxes
	Years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
PRC	37,021	161,550	388,704	62,648
Non-PRC	(22,262)	(50,862)	(297,800)	(47,997)
Total	14,759	110,688	90,904	14,651

Schedule of current and deferred portions of income tax (benefit) expense

	Years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Current income tax expenses	2,513	14,760	11,087	1,787
Deferred income tax expenses	2,402	33,910	12,906	2,080

Income tax expenses for the year	4,915	48,670	23,993	3,867

Reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax

	Years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Income before income tax	14,759	110,688	90,904	14,651
Income tax expense computed at the PRC statutory tax rate of 25%	3,690	27,672	22,727	3,663
Effect of different tax rates in different jurisdictions	5,222	11,699	59,364	9,566
Effect of tax holiday and preferential tax treatments	(4,201)	(4,885)	(54,944)	(8,855)
Research and development super-deduction	(9,307)	(19,140)	(37,483)	(6,041)
Non-deductible expenses	1,647	1,005	6,663	1,074
Effect of change in tax rate	—	—	(8,795)	(1,417)
Outside basis difference on investment in a VIE	—	33,910	15,821	2,550
Withholding tax and others	19	191	1,844	298
Changes in valuation allowance	7,845	(1,782)	18,796	3,029

Income tax expenses	4,915	48,670	23,993	3,867

Schedule of deferred tax assets and deferred tax liabilities

	As of December 31,
	2013	2014
	RMB	RMB	US$
Deferred tax assets, current portion:
Deferred revenue	393	656	105
Provision for doubtful debts	2,202	3,866	623
Tax loss carry forward	597	15,600	2,515
Others	356	686	111
Less: Valuation allowance	(1,635)	(18,115)	(2,920)

Current deferred tax assets	1,913	2,693	434

Deferred tax assets, non-current portion:
Deferred revenue	673	111	18
Intangible assets and prepaid expense	5,303	4,403	710
Foreign tax credit	659	960	155
Equity investment loss	—	1,402	226
Contingent consideration	—	2,085	336
Tax loss carry forward	8,959	8,051	1,298
Others	546	650	104
Less: Valuation allowance	(8,962)	(11,278)	(1,818)

Non-current deferred tax assets	7,178	6,384	1,029

Deferred tax liabilities, non-current portion:
Long-lived assets arising from acquisitions	1,122	16,259	2,621
Unrealized gains from available-for-sale equity securities	4,174	—	—
Outside basis difference on investment in a VIE	33,910	49,732	8,015

	39,206	65,991	10,636

Reconciliation of the beginning and ending amount of unrecognized tax benefit
	As of December 31,
	2013	2014
	RMB	RMB	US$
Balance at January 1	1,338	2,660	429
Additions based on tax positions related to the current year	1,322	4,413	711

Balance at December 31	2,660	7,073	1,140